Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary Of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021	For the Period from May 19, 2020 (Inception) through June 30, 2020
Class A common stock
Numerator:
Net gain from investments held in Trust Account	$12,297	$59,364	$—
Less: Company’s portion available to be withdrawn to pay taxes	(12,297)	(59,364)	—

Net income attributable to Class A common stock	$—	$—	$—
Denominator:
Weighted average shares outstanding of Class A common stock , basic and diluted	48,300,000	48,300,000	—

Basic and diluted net income per share, Class A common stock	$—	$—	$—

Class B common stock
Numerator:
Net loss	$(11,183,715)	$(16,800,861)	$(23,465)
Less: Net income attributable to Class A common stock	—	—	—

Net loss attributable to Class B common stock	$(11,183,715)	$(16,800,861)	$(23,465)
Denominator:
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	12,075,000	10,500,000

Basic and diluted net loss per share, Class B common stock	$(0.93)	$(1.39)	$(0.00)